Promissory Notes Payable, Convertible Debentures, and Silver Loan	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Promissory Notes Payable, Convertible Debentures, and Silver Loan

9. Promissory Notes Payable, Convertible Debentures, and Silver Loan

$6,000,000 Convertible Debenture (CD1)

CD1 bears interest at an annual rate of 7.5%, payable in cash or shares at the Company’s option on principal of $6,000,000. The CD1 is secured by a pledge of the Company’s properties and assets. In August 2024, the Company and Sprott agreed to amend the maturity date of CD1 from March 31, 2026, to March 31, 2028, and that CD1 would remain outstanding until the new maturity date unless the Company elects to exercise its option of early repayment. The Company determined that the amendments to the terms of the CD1 should not be treated as an extinguishment of the CD1 and have therefore been accounted for as a modification.

The CD1 is convertible into Common Shares at a price of Canadian Dollars (“C$”) C$0.30 per Common Share, subject to stock exchange approval.

$15,000,000 Series 2 Convertible Debenture (CD2)

CD2 bears interest at an annual rate of 10.5%, payable in cash or shares at the Company’s option on principal of $15,000,000. CD2 is secured by a pledge of the Company’s properties and assets.

In August 2024, the Company and Sprott agreed to amend the maturity date of CD2 from March 31, 2026, to March 31, 2029, and that CD2 would remain outstanding until the new maturity date unless the Company elects to exercise its option of early repayment. The Company determined that the amendments to the terms of the CD2 should not be treated as an extinguishment of the CD2 and have therefore been accounted for as a modification.

The CD2 is convertible into Common Shares at a price of C$0.29 per Common Share, subject to stock exchange approval.

The Company determined that in accordance with ASC 815 Derivatives and Hedging, each debenture will be valued and recorded as a single instrument, with the periodic changes to fair value accounted through earnings, profit and loss.

Consistent with the approach above, the following table summarizes the key valuation inputs as at applicable valuation dates:

Reference (1,2,3)	Valuation date	Maturity date	Contractual Interest rate	Stock price (US$)	Expected equity volatility	Credit spread	Risk-free rate	Risk- adjusted rate
CD1 note	12-31-24	03-31-28	7.50%	0.113	105%	4.72%	4.28%	15.45%
CD2 note	12-31-24	03-31-29	10.50%	0.113	105%	5.03%	4.34%	17.89%
CD1 note	03-31-25	03-31-28	7.50%	0.102	100%	6.88%	3.89%	16.06%
CD2 note	03-31-25	03-31-29	10.50%	0.102	100%	7.06%	3.93%	18.16%

(1)	The CD1 carried a Discount for Lack of Marketability (“DLOM”) of 5.0% as of the issuance date. The CD2 carried a DLOM of 10.0% as of the issuance date.
(2)	CD1 carries an instrument-specific spread of 7.23%, CD2 carries an instrument-specific spread of 9.32%.
(3)	The conversion price of the CD1 is $0.209 and CD2 is $0.202 as of March 31, 2025. The conversion price of the CD1 is $0.208 and CD2 is $0.202 as of December 31, 2024.

The resulting fair values of the CD1 and CD2 at March 31, 2025, and as of December 31, 2024, were as follows:

Instrument Description	March 31, 2025	December 31, 2024
CD1	$5,364,818	$5,494,151
CD2	13,565,280	13,898,481
Total	$18,930,098	$19,392,632

The loss on changes in fair value of convertible debentures recognized on the condensed interim consolidated statements of loss and comprehensive loss during the three months ended March 31, 2025, and March 31, 2024, was $78,364 and $157,232, respectively. The portion of changes in fair value that is attributable to changes in the Company’s credit risk is accounted for within other comprehensive income. During the three months ended March 31, 2025, and March 31, 2024, the Company recognized $540,898 and $288,372 respectively, within other comprehensive income. Interest expense for the three months ended March 31, 2025, and 2024 was $499,315 and $504,863 respectively. At March 31, 2025 interest of $499,315 ($510,411 at December 31, 2024) is included in interest payable on the condensed interim consolidated balance sheets. For the three months ended March 31, 2025, and March 31, 2024, the Company recognized $284,741 and $70,093, respectively, loss on debt settlement on the condensed interim consolidated statements of loss and comprehensive loss as a result of settling interest by issuance of shares.

The Company performs quarterly testing of the covenants in the CD1 and CD2 and was not in compliance with the working capital covenant required as of March 31, 2025, however, each debenture holder agreed to waive the working capital covenant for the period of March 31, 2025. It is probable that the violation will be cured by June 30, 2025.

The Stream

On June 23, 2023, all conditions were met for the closing of the Stream, and $46,000,000 was advanced to the Company. The Stream is secured by the same security package that is in place with respect to the RCD, CD1, and CD2. The Stream is repayable by applying 10% of all payable metals sold until a minimum quantity of metal is delivered consisting of, individually, 63.5 million pounds of zinc, 40.4 million pounds of lead, and 1.2 million ounces of silver (subsequently amended, as described below). Thereafter, the Stream would be repayable by applying 2% of payable metals sold. The delivery price of streamed metals will be 20% of the applicable spot price. At the Company’s option, the Company may buy back 50% of the Stream Amount at a 1.40x multiple of the Stream Amount between the second and third anniversary of the date of funding, and at a 1.65x multiple of the Stream Amount between the third and fourth anniversary of the date of funding. The Company incurred $740,956 of transactions costs directly related to the Stream which were capitalized against the initial recognition of the Stream.

The Company determined that in accordance with ASC 815 derivatives and hedging, the Stream does not meet the criteria for treatment as a derivate instrument as the quantities of metal to be sold thereunder are not subject to a minimum quantity, and therefore a notional amount is not determinable. The Company has therefore determined that in accordance with ASC 470, the stream obligation should be treated as a liability based on the indexed debt rules thereunder. The initial recognition has been made at fair value based on cash received, net of transaction costs, and the discount rate calibrated so that the future cash flows associated with the Stream, using forward commodity prices, equal the cash received. The measurement of the stream obligation is accounted for at amortized cost with accretion at the discount rate. Subsequent changes to the expected cash flows associated with the Stream will result in the adjustment of the carrying value of the stream obligation using the same discount rate, with changes to the carrying value recognized in the condensed interim consolidated statements of loss and comprehensive loss.

The Company determined the effective interest rate of the Stream obligation to be 10.6% and recorded accretion expense on the liability of $945,295 for the three months ended March 31, 2025 ($1,099,060 for the three months ended March 31, 2024) recognized in the consolidated statement of (loss) and comprehensive (loss), accretion expense on the liability of $563,705 for the three months ended March 31, 2025 ($258,940 for the three months ended March 31, 2024) capitalized into the process plant (note 5) on the condensed interim consolidated balance sheets and gain (loss) on revaluation of the liability of $4,699,460 for the three months ended March 31, 2025 ($217,000) for the three months ended March 31, 2024, bringing the liability to $53,796,540 as of March 31, 2025. The revaluation is because of a change in projections. The key assumptions used in the revaluation are production of 700,000,000 lbs of zinc, 385,000,000 lbs of lead, 8,700,000 oz of silver over 14 years and commodity prices of 1.20 $/lb to 1.28 $/lb for zinc, 0.91 $/lb to 0.93 $/lb for lead, and 27.76 $/oz to $31.96 $/oz for silver.

$21,000,000 Debt Facility

On June 23, 2023, the Company closed a $21,000,000 debt facility with Sprott which is available for draw at the Company’s election for a period of 2 years. Any amounts drawn will bear interest of 10% per annum, from the later of the Funding Date and June 30, 2027 to the date of repayment in full, at the rate of per cent 15.0% per annum, which is payable annually in cash or capitalized at the Company’s election. The maturity date of any drawings under the Debt Facility will be June 30, 2030. For every $5,000,000 or part thereof advanced under the Debt Facility, the Company will grant a new 0.5% life-of-mine gross revenue royalty, on the same terms as the Royalty, to a maximum of 2.0% on the Primary Claims and 1.4% on the Secondary Claims. The Company may buy back 50% of these royalties for $20,000,000.

On January 17, 2025, the Company drew $5,000,000 on the debt facility. The proceeds were bifurcated between host debt and the underlying sale of mineral interest to Sprott (note 6). On January 31, 2025, the Company drew $6,000,000 on the debt facility. On December 12, 2024, the Company drew $5,000,000 on the debt facility. The proceeds were bifurcated between host debt and the underlying sale of mineral interest to Sprott (note 6). On December 19, 2024, the Company drew $5,000,000 on the debt facility. The proceeds were bifurcated between host debt and the underlying sale of mineral interest to Sprott (note 6). The Company recorded accretion expense on the debt facility of $525,540 for the three months ended March 31, 2025 ($nil for the three months ended March 31, 2024), bringing the net liability to $20,060,254 as of March 31, 2025.

The Company performs quarterly testing of the covenants in the debt facility and was not in compliance with the working capital covenant required as of March 31, 2025, however, each debenture holder agreed to waive the working capital covenant for the period of March 31, 2025. It is probable that the violation will be cured by June 30, 2025.

Silver Loan

On August 8, 2024, the Company entered into definitive agreements with Monetary Metals Bond III LLC, an entity established by Monetary Metals & Co., for a silver loan in an amount of U.S. dollars equal to up to 1.2 million ounces of silver, to be advanced in one or more tranches, in support of the re-start and ongoing development of the Bunker Hill Mine (the “Silver Loan”).

The Company determined that in accordance with ASC 815 Derivatives and Hedging, the Silver Loan is valued and recorded as a single instrument, with the periodic changes to fair value accounted through earnings, profit and loss.

The fair value of the Silver Loan was determined using the Black-Derman-Toy (“BDT”) model. The BDT model models the evolution of interest rates over time using a binomial tree structure by capturing level of interest rates and volatility and estimates the value of the prepayment option by assessing how the borrower’s incentive to prepay changes with interest rate movements. The key inputs include:

Reference	Valuation Date	Maturity Date	Contractual Interest Rate	Interest Rate Volatility	Risk-free rate	Credit Spread	Risk-adjusted rate
Tranche 1, 2, 3, 4, & 5	Dec 31, 2024	Aug 8, 2027	15%	26.5%	4.23%	4.53%	16.54%
Tranche 1, 2, 3, 4, & 5	Mar 31, 2025	Aug 8, 2027	15%	30.5%	4.24%	6.76%	18.80%

The resulting fair values of the Silver Loan at March 31, 2025 and December 31, 2024, and as of the issuance date, were as follows:

Reference	Mar 31, 2025	Dec 31, 2024
Silver Loan	$36,379,996	$31,802,708

The loss on changes in fair value of Silver Loan recognized on the condensed interim consolidated statements of loss and comprehensive loss during the three months ended March 31, 2025 was $6,068,932 compared to $nil for the three months ended March 31, 2024. The portion of changes in fair value that is attributable to changes in the Company’s credit risk is accounted for within other comprehensive income during the three months ended March 31, 2025, was $1,491,644, compared to $nil for the three months ended March 31, 2024.

The Company performs quarterly testing of the covenant of the Silver Loan and was in compliance with all such covenants as of March 31, 2025.

Teck Promissory Note

On March 21, 2025, the Company closed an unsecured promissory note for an aggregate principal amount of up to $3,400,000 (the “Note”). The Note will bear interest at 12% per annum, with such interest being capitalized and added to the principal amount outstanding under the Note monthly. The Note will be available in multiple advances at the discretion of Teck and is payable on demand from Teck. On March 21, 2025, the Company received $763,000 in advance from Teck. On March 25, 2025, the Company received $2,325,000 advance from Teck. As of March 31, 2025, the principal outstanding on the unsecured promissory note is $3,088,000. At March 31, 2025, interest of $7,097 ($nil at December 31, 2024) is included in the Teck promissory note payable on the condensed interim consolidated balance sheets. Interest expense for the three months ended March 31, 2025, was $7,097 ($nil for the three months ended March 31, 2024).

10. Promissory notes payable and convertible debentures

On September 22, 2021, the Company issued a non-convertible promissory note of $2,500,000 bearing interest of 15% per annum and payable at maturity. Interest expense for the years ended December 31, 2024, and 2023 was $nil and $189,179 respectively. The Company incurred a one-time penalty of 10% of the outstanding principal on June 30, 2023, of $99,569 which is included in loss on debt modification in the consolidated statements of loss and comprehensive loss. A final principal payment of $1,599,569 was made during the year ended December 31, 2023.

On February 21, 2023, the Company issued a non-convertible promissory note to a related party of $120,000, and a separate non-convertible promissory note of $120,000 to another party. Each promissory note bore fixed interest of $18,000, payable at maturity. Both promissory notes, including interest were settled on March 27, 2023.

In June 2023, the Company issued a non-convertible promissory note in the amount of $150,000. The promissory note bore fixed interest of $15,000, payable at maturity, which was the earlier of one year or the receipt of an equity or debt financing. The promissory note, including interest, was settled in June 2023.

Project Finance Package with Sprott

On December 20, 2021, the Company executed a non-binding term sheet outlining a $50,000,000 project finance package with Sprott.

The non-binding term sheet with Sprott outlined a $50,000,000 project financing package that the Company expected to fulfill the majority of its funding requirements to restart the Mine. The term sheet consisted of an $8,000,000 royalty convertible debenture (the “RCD”), a $5,000,000 convertible debenture (the “CD1”), and a multi-metals Stream of up to $37,000,000. The CD1 was subsequently increased to $6,000,000, increasing the project financing package to $51,000,000.

On June 17, 2022, the Company consummated a new $15,000,000 convertible debenture (the “CD2”). As a result, total potential funding from Sprott was further increased to $66,000,000 including the RCD, CD1, CD2 and the Stream (together, the “Project Financing Package”).

On June 23, 2023, the Company closed the upsized and improved $67,000,000 project finance package with Sprott, consisting of a $46,000,000 stream and a $21,000,000 new debt facility. The newly proposed $46,000,000 stream (the “Stream”) was envisaged to have the same economic terms as the previously proposed $37,000,000 stream, with a $9,000,000 increase in gross proceeds received by the Company, resulting in a lower cost of capital for the Company. The Company also announced a new $21,000,000 new debt facility (the “Debt Facility”), available for draw at the Company’s election for two years. As a result, total funding commitments from Sprott was envisaged to increase to $96,000,000 including the RCD, CD1, CD2, Stream and debt facility (together, the “Project Financing Package”). The Bridge Loan, as previously envisaged, was repaid from the proceeds of the Stream. The parties also agreed to extend the maturities of the CD1 and CD2 to March 31, 2026, when the full $6,000,000 and $15,000,000, respectively, will become due.

$8,000,000 Royalty Convertible Debenture (RCD)

The Company closed the $8,000,000 RCD on January 7, 2022. The RCD bears interest at an annual rate of 9.0%, payable in cash or common stock at the Company’s option, until such time that Sprott elects to convert a royalty, with such conversion option expiring at the earlier of advancement of the Stream or July 7, 2023 (subsequently amended as described below). In the event of conversion, the RCD will cease to exist and the Company will grant a royalty for 1.85% of life-of-mine gross revenue from mining claims considered to be historically worked, contiguous to current accessible underground development, and covered by the Company’s 2021 ground geophysical survey (the “Sprott Royalty”). A 1.35% rate will apply to claims outside of these areas. The RCD was initially secured by a share pledge of the Company’s operating subsidiary, Silver Valley, until a full security package was put in place concurrent with the consummation of the CD1. In the event of non-conversion, the principal of the RCD will be repayable in cash.

Concurrent with the funding of the CD2 in June 2022, the Company and Sprott agreed to a number of amendments to the terms of the RCD, including an amendment of the maturity date from July 7, 2023 to March 31, 2025. The parties also agreed to enter into a Royalty Put Option such that in the event the RCD is converted into a royalty as described above, the holder of the royalty will be entitled to resell the royalty to the Company for $8,000,000 upon default under the CD1 or CD2 until such time that the CD1 and CD2 are paid in full. The Company determined that the amendments in the terms of the RCD should not be treated as an extinguishment of the RCD, and have therefore been accounted for as a modification.

On June 23, 2023, the funding date of the Stream, the RCD was repaid by the Company granting a royalty for 1.85% of life-of-mine gross revenue (the “Royalty”) from mining claims historically worked as described above. A 1.35% rate will apply to claims outside of these areas. The Company has accounted for the Royalty as a sale of mineral properties (refer to note 7 for further detail). The Company has recognized a gain of $6,980,932 in the consolidated statements of (loss) income and comprehensive (loss) income for the year ending December 31, 2023.

$6,000,000 Series 1 Convertible Debenture (CD1)

The Company closed the $6,000,000 CD1 on January 28, 2022, which was increased from the previously-announced $5,000,000. The CD1 bears interest at an annual rate of 7.5%, payable in cash or common stock at the Company’s option, and matures on July 7, 2023 (subsequently amended, as described below). The CD1 is secured by a pledge of the Company’s properties and assets. Until the closing of the Stream, the CD1 was to be convertible into shares of Company common stock at a price of C$0.30 per share, subject to stock exchange approval (subsequently amended, as described below). Alternatively, Sprott may elect to retire the CD1 with the cash proceeds from the Stream. The Company may elect to repay the CD1 early; if Sprott elects not to exercise its conversion option at such time, a minimum of 12 months of interest would apply.

Concurrent with the funding of the CD2 in June 2022, the Company and Sprott agreed to a number of amendments to the terms of the CD1, including that the maturity date would be amended from July 7, 2023 to March 31, 2025, and that the CD1 would remain outstanding until the new maturity date regardless of whether the Stream is advanced, unless the Company elects to exercise its option of early repayment. The Company determined that the amendments in the terms of the CD1 should not be treated as an extinguishment of the CD1 and have therefore been accounted for as a modification.

Concurrent with the funding of the Stream in June 2023, the Company and Sprott agreed to amend the maturity date of CD1 from March 31, 2025, to March 31, 2026, and that CD1 would remain outstanding until the new maturity date unless the company elects to exercise its option of early repayment. The Company determined that the amendments to the terms of the CD1 should not be treated as an extinguishment of the CD1 and have therefore been accounted for as a modification.

In August 2024, the Company and Sprott agreed to amend the maturity date of CD1 from March 31, 2026, to March 31, 2028, and that CD1 would remain outstanding until the new maturity date unless the Company elects to exercise its option of early repayment. The Company determined that the amendments to the terms of the CD1 should not be treated as an extinguishment of the CD1 and have therefore been accounted for as a modification. As a result of the modification the company reported a gain of $366,201 in the gain (loss) on debt modification of the consolidated statement of loss for year ended December 31, 2024 (gain of $58,657 for the year ended December 31, 2023).

The CD1 is convertible into Common Shares at a price of C$0.30 per Common Share, subject to stock exchange approval.

$15,000,000 Series 2 Convertible Debenture (CD2)

The Company closed the $15,000,000 CD2 on June 17, 2022. The CD2 bears interest at an annual rate of 10.5%, payable in cash or common stock at the Company’s option, and matured on March 31, 2025. The CD2 is secured by a pledge of the Company’s properties and assets, and is convertible into Company common stock at a price of C$0.29 per share at Sprott’s election at any time through the maturity date. The repayment terms included 3 quarterly payments of $2,000,000 each beginning June 30, 2024, and $9,000,000 on the maturity date.

Concurrent with the funding of the Stream in June 2023, the Company and Sprott agreed to amend the maturity date of the CD2 from 3 quarterly payments of $2,000,000 each beginning June 30, 2024, and $9,000,000 on March 31, 2025, to payment in full on March 31, 2026, and that the CD2 would remain outstanding until the new maturity date unless the Company elects to exercise its option of early repayment or Sprott elects to exercise its share conversion option. The Company determined that the amendments to the terms of the CD2 should not be treated as an extinguishment of the CD2 and have therefore been accounted for as a modification. As a result of the modification the company reported a gain of $941,861 in the gain (loss) on debt modification of the consolidated statement of loss for year ended December 31, 2024 (loss of $3,833 for the year ended December 31, 2023).

In August 2024, the Company and Sprott agreed to amend the maturity date of CD2 from March 31, 2026, to March 31, 2029, and that CD2 would remain outstanding until the new maturity date unless the Company elects to exercise its option of early repayment. The Company determined that the amendments to the terms of the CD2 should not be treated as an extinguishment of the CD2 and have therefore been accounted for as a modification.

The CD2 is convertible into Common Shares at a price of C$0.29 per Common Share, subject to stock exchange approval.

The Company determined that in accordance with ASC 815 derivatives and hedging, each debenture will be valued and carried as a single instrument, with the periodic changes to fair value accounted through earnings, profit and loss.

Consistent with the approach above, the following table summarizes the key valuation inputs as at applicable valuation dates using the binomial lattice methodology based on a Cox-Ross-Rubenstein (“CRR”) approach:

Reference (1)(2)	Valuation date	Maturity date	Contractual Interest rate	Stock price ($)	Expected equity volatility	Credit spread	Risk-free rate	Risk- adjusted rate
CD1 note(3)	12-31-23	03-31-26	7.50%	0.098	115%	8.41%	4.18%	18.89%
CD2 note (3)	12-31-23	03-31-26	10.50%	0.098	115%	8.41%	4.18%	20.79%
CD1 note(3)	12-31-24	03-31-28	7.50%	0.113	105%	4.72%	4.28%	15.45%
CD2 note(3)	12-31-24	03-31-29	10.50%	0.113	105%	5.03%	4.34%	17.89%

(1)	The CD1 carried a Discount for Lack of Marketability (“DLOM”) of 5.0% as of the issuance date. The CD2 carried a DLOM of 10.0% as of the issuance date.
(2)	CD1 carries an instrument-specific spread of 7.23%, CD2 carries an instrument-specific spread of 9.32%
(3)	The conversion price of the CD1 is $0.208 and CD2 is $0.202 as of December 31, 2024. The conversion price of the CD1 is $0.227 and CD2 is $0.219 as of December 31, 2023.

The resulting fair values of the CD1, RCD, and CD2 at December 31, 2024, and as of December 31, 2023, were as follows:

Instrument Description	December 31, 2024	December 31, 2023
CD1	$5,494,151	$5,244,757
CD2	13,898,481	13,458,570
Total	$19,392,632	$18,703,327

The total (loss) gain on fair value of debentures recognized during the year ended December 31, 2024 and December 31, 2023, was $(890,258) and $1,673,776, respectively. The portion of changes in fair value that is attributable to changes in the Company’s credit risk is accounted for within other comprehensive loss. During the year ended December 31, 2024 and December 31, 2023, the Company recognized $(1,107,109) and $554,787 respectively, within other comprehensive loss. Interest expense for the year ended December 31, 2024 and 2023 was $2,030,548 and $2,368,233 respectively. At December 31, 2024 interest of $510,411 ($510,411 at December 31, 2023) is included in interest payable on the consolidated balance sheets. During the year ended December 31, 2024, the Company issued shares of common stock in connection with its election to satisfy interest payments under the outstanding convertible debentures recognizing a loss on extinguishment of debt of $397,016 ($268,889 in the year ended December 31, 2023) in the consolidated statements of loss and comprehensive loss.

The Company performs quarterly testing of the covenants in the CD1 and CD2 and was in compliance with all such covenants as of December 31, 2024.

$5,000,000 Bridge Loan

On December 6, 2022, the Company closed a $5,000,000 loan facility with Sprott (the “Bridge Loan”). The Bridge Loan is secured by the same security package in place for the RCD, CD1, and CD2. The Bridge Loan bears interest at 10.5% per annum and matures at the earlier of (i) the advance of the Stream, or (ii) June 30, 2024. In addition, the minimum quantity of metal delivered under the Stream, if advanced, would increase by 5% relative to amounts previously announced.

On June 23, 2023, the Company repaid the outstanding principal and interest on the Bridge Loan recognizing a loss on extinguishment of debt of $222,754 in the consolidated statements of loss and comprehensive loss. Interest expense for year ended December 31, 2024, was $nil compared to $346,550 for the year ended December 31, 2023.

The Stream

On June 23, 2023, all conditions were met for the closing of the Stream, and $46,000,000 was advanced to the Company. The Stream is secured by the same security package that is in place with respect to the RCD, CD1, and CD2. The Stream is repayable by applying 10% of all payable metals sold until a minimum quantity of metal is delivered consisting of, individually, 63.5 million pounds of zinc, 40.4 million pounds of lead, and 1.2 million ounces of silver (subsequently amended, as described below). Thereafter, the Stream would be repayable by applying 2% of payable metals sold. The delivery price of streamed metals will be 20% of the applicable spot price. At the Company’s option, the Company may buy back 50% of the Stream Amount at a 1.40x multiple of the Stream Amount between the second and third anniversary of the date of funding, and at a 1.65x multiple of the Stream Amount between the third and fourth anniversary of the date of funding. The Company incurred $740,956 of transactions costs directly related to the Stream which were capitalized against the initial recognition of the Stream of $45,259,044 on the consolidated balance sheets.

The Company determined that in accordance with ASC 815 derivatives and hedging, the Stream does not meet the criteria for treatment as a derivate instrument as the quantities of metal to be sold thereunder are not subject to a minimum quantity, and therefore a notional amount is not determinable. The Company has therefore determined that in accordance with ASC 470, the stream obligation should be treated as a liability based on the indexed debt rules thereunder. The initial recognition has been made at fair value based on cash received, net of transaction costs, and the discount rate calibrated so that the future cash flows associated with the Stream, using forward commodity prices, equal the cash received. The measurement of the stream obligation is accounted for at amortized cost with accretion at the discount rate. Subsequent changes to the expected cash flows associated with the Stream will result in the adjustment of the carrying value of the stream obligation using the same discount rate, with changes to the carrying value recognized in the consolidated statements of loss and comprehensive loss.

The Company determined the effective interest rate of the Stream obligation to be 10.7% and recorded accretion expense on the liability of $4,003,934 for the year ended December 31, 2024 ($2,516,593 for the year ended December 31, 2023) recognized in the consolidated statement of loss and comprehensive loss, accretion expense on the liability of $1,615,066 for the year ended December 31, 2024 ($233,407 for the year ended December 31, 2023) capitalized into the process plant (note 6) on the consolidated balance sheets and loss on revaluation of the liability of $230,000 for the year ended December 31, 2024 ($3,128,956 for the year ended December 31, 2023), bringing the liability to $56,987,000 as of December 31, 2024. The revaluation is because of a change in projections. The key assumptions used in the revaluation are production of 676,000,000 lbs of zinc, 366,000,000 lbs of lead, 8,800,000 oz of silver over 14 years and commodity prices of 1.20 $/lb to 1.27 $/lb for zinc, 0.94 $/lb to 0.97 $/lb for lead, and 27.61 $/oz to $31.7 $/oz for silver.

$21,000,000 Debt Facility

On June 23, 2023, the Company closed a $21,000,000 debt facility with Sprott which is available for draw at the Company’s election for a period of 2 years. Any amounts drawn will bear interest of 10% per annum, from the later of the Funding Date and June 30, 2027 to the date of repayment in full, at the rate of per cent 15.0% per annum, which is payable annually in cash or capitalized at the Company’s election. The maturity date of any drawings under the Debt Facility will be June 30, 2030. For every $5,000,000 or part thereof advanced under the Debt Facility, the Company will grant a new 0.5% life-of-mine gross revenue royalty, on the same terms as the Royalty, to a maximum of 2.0% on the Primary Claims and 1.4% on the Secondary Claims. The Company may buy back 50% of these royalties for $20,000,000.

On December 12, 2024, the Company drew $5,000,000 on the debt facility. The proceeds were bifurcated between host debt and the underlying sale of mineral interest to Sprott (Note 7). On December 19, 2024, the Company drew $5,000,000 on the debt facility. The proceeds were bifurcated between host debt and the underlying sale of mineral interest to Sprott (Note 7). The Company recorded accretion expense on the debt facility of $31,280 for the year ended December 31, 2024 ($nil for the year ended December 31, 2023), bringing the net liability to $9,236,610 as of December 31, 2024.

The Company performs quarterly testing of the covenants in the debt facility and was in compliance with all such covenants as of December 31, 2024.

Silver Loan

On August 8, 2024, the Company entered into definitive agreements with Monetary Metals Bond III LLC, an entity established by Monetary Metals & Co., for a silver loan in an amount of U.S. dollars equal to up to 1.2 million ounces of silver, to be advanced in one or more tranches, in support of the re-start and ongoing development of the Bunker Hill Mine (the “Silver Loan”). On August 8, 2024, the Company closed the first tranche Silver Loan in the principal amount of $16,422,039, being the number of U.S. dollars equal to 609,805 ounces of silver. After deduction of financing costs and the first year interest, the Company received $13,225,005. The Silver Loan is for a term of three years, secured against the Company’s assets and repayable in cash or silver ounces. The Silver Loan bears interest at the rate of 15% per annum, payable in cash or silver ounces on the last day of each quarterly interest period. On September 25, 2024, the Company closed the second tranche Silver Loan in the principal amount of $6,369,000, being the number of U.S. dollars equal to 200,000 ounces of silver. After deduction of financing costs and the first year interest the Company received $5,352,438. On November 6, 2024, the Company closed the third tranche Silver Loan in the principal amount of $6,321,112, being the number of U.S. dollars equal to 198,777 ounces of silver. After deduction of financing costs and the first year interest the Company received $5,422,474. On November 8, 2024, the Company closed the fourth tranche Silver Loan in the principal amount of $1,250,000, being the number of U.S. dollars equal to 39,620 ounces of silver. After deduction of financing costs and the first year interest the Company received $1,076,563. On December 30, 2024, the Company closed the fifth tranche Silver Loan in the principal amount of $1,478,847, being the number of U.S. dollars equal to 50,198 ounces of silver. After deduction of financing costs and the first year interest the Company received $1,201,781.

In connection with closing of the First Tranche, the Company issued a total of 1,280,591 Warrants to Monetary Metals & Co. (the “Tranche 1 Warrants”). The Tranche 1 Warrants will be exercisable until August 8, 2027, and the Exercise Price of the Tranche 1 Warrants will be C$0.16.

In connection with closing of the Second Tranche, the Company issued a total of 400,000 Warrants to Monetary Metals & Co. (the “Tranche 2 Warrants”). The Tranche 2 Warrants will be exercisable until August 8, 2027, and the Exercise Price of the Tranche 2 Warrants will be C$0.16.

In connection with closing of the Third and Fourth Tranches, the Company issued a total of 476,793 Warrants to Monetary Metals & Co. (the “Tranche 3 & 4 Warrants”). The Tranche 3 & 4 Warrants will be exercisable until August 8, 2027, and the Exercise Price of the Tranche 3 & 4 Warrants will be C$0.12.

The Company determined that in accordance with ASC 815 Derivatives and Hedging, the Silver Loan is valued and recorded as a single instrument, with the periodic changes to fair value accounted through earnings, profit and loss.

The fair value of the Silver Loan was determined using the Black-Derman-Toy (“BDT”) model. The BDT model models the evolution of interest rates over time using a binomial tree structure by capturing level of interest rates and volatility and estimates the value of the prepayment option by assessing how the borrower’s incentive to prepay changes with interest rate movements. The key inputs include:

Reference	Valuation Date	Maturity Date	Contractual Interest Rate	Interest Rate Volatility	Risk-free rate	Credit Spread	Risk-adjusted rate
Tranche 1	Aug 8, 2024	Aug 8, 2027	15%	31.5%	3.86%	12.92%	16.78%
Tranche 2	Sep 25, 2024	Aug 8, 2027	15%	31.0%	3.49%	11.02%	14.51%
Tranche 3	Nov 6, 2024	Aug 8, 2027	15%	28.0%	4.21%	4.46%	15.78%
Tranche 4	Nov 8, 2024	Aug 8, 2027	15%	28.5%	4.21%	4.76%	16.30%
Tranche 5	Dec 30, 2024	Aug 8, 2027	15%	26.5%	4.23%	4.23%	16.54%
Tranche 1, 2, 3, 4, & 5	Dec 31, 2024	Aug 8, 2027	15%	26.5%	4.23%	4.53%	16.54%

The resulting fair values of the Silver Loan at December 31, 2024, and as of the issuance date, were as follows:

Reference	Dec 31, 2024	Aug 8, 2024
Silver Loan	$31,802,708	$13,225,005

The loss on changes in fair value of Silver Loan recognized on the consolidated statements of loss and comprehensive loss during the year ended December 31, 2024, was $2,820,533 compared to $nil for the year ended December 31, 2023. The portion of changes in fair value that is attributable to changes in the Company’s credit risk is accounted for within other comprehensive income (loss) during the year ended December 31, 2024, was $2,703,914, compared to $nil for the year ended December 31, 2023.

The Company performs quarterly testing of the covenant of the Silver Loan and was in compliance with all such covenants as of December 31, 2024.

Other Interest

During the year ended December 31, 2024, and December 31, 2023 the Company recognized $nil and $1,708 respectively of other interest expense.